UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------

Check here if Amendment [    ]; Amendment Number:
                                                  ---------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GEOLOGIC RESOURCE PARTNERS, LLC
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Address:     535 Boylston Street
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             Boston, MA 02116
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Form 13F File Number:  28-11778
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George R. Ireland
           -----------------
Title: Principal of GRI Holdings, LLC, the Managing Member of Geologic Resource Partners, LLC
           ---------------------------------------------------------------
Phone:     617-849-8922
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Signature, Place, and Date of Signing:

/s/John Kanellitsas    Boston                November 14, 2011
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Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     None
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
                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $163,672
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number          Name

     1          28-14322                      GRI HOLDINGS LLC
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

                                                  GEOLOGIC RESOURCE PARTNERS LLC
                                       FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2011

                                                                                                                  VOTING AUTHORITY
                                                                                                                  ----------------
                                                          VALUE X    SHARES/    SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER                TITLE OF CLASS     CUSIP     ($1000)   PRN AMT    PRN  CALL  DISCRETN MANAGERS     SOLE   SHARED  NONE
--------------                --------------     -----     -------   -------    ---  ----  -----------------     ----   ------  ----
AURICO GOLD INC.              COM              05155C105   30,090   3,201,100   SH         DEFINED      1     3,201,100    0      0
BANRO CORP                    COM              066800103   24,689   6,266,154   SH         DEFINED      1     6,266,154    0      0
BARRICK GOLD CORP             COM              067901108   18,427     395,000   SH         DEFINED      1       395,000    0      0
BLUE WOLD MONGOLIA HOLDINGS   UNIT 99/99/9999  G11962126    2,487     350,000   SH         DEFINED      1       350,000    0      0
CAMCO CORP                    COM              13321L108   11,267     615,000   SH         DEFINED      1       615,000    0      0
ETFS PALLADIUM TR             SH BEN INT       26923A106   23,579     392,988   SH         DEFINED      1       392,988    0      0
ETFS PLATINUM TR              SH BEN INT       26922V101    6,389      42,500   SH         DEFINED      1        42,500    0      0
GOLD FIELDS LTD NEW           SPONSORED ADR    38059T106   16,582   1,100,000   SH         DEFINED      1     1,100,000    0      0
LAKE SHORE COLD CORP          COM              510728108    4,983   3,272,300   SH         DEFINED      1     3,272,300    0      0
LONCOR RESOURCES INC          COM              54179W101    9,926   5,454,600   SH         DEFINED      1     5,454,600    0      0
MOLYCORP INC DEL              COM              608753109   10,518     320,000   SH         DEFINED      1       320,000    0      0
SPDR GOLD TRUST               GOLD SHS         78463V107    4,735       2,000   SH   PUT   DEFINED      1         2,000    0      0